Note 6 - Investments in Equity Method Investees - Balances Associated with Equity Method Investees (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenues	¥ 157,789,059	¥ 140,648,008	¥ 123,050,115
Costs and expenses	152,654,752	134,507,654	117,974,877
Equity Method Investee [Member]
Accounts receivable	150,755	124,923
Accounts payable	50,733	46,658
Revenues	683,332	666,554	956,887
Costs and expenses	¥ 527,431	¥ 502,340	¥ 460,463